Satellites, Property and Other Equipment - Schedule of Satellites, Property and Other Equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		$ 5,522,808	$ 4,286,118
Cost at ending of year		6,092,854	5,522,808
Net carrying values		2,716,708	2,277,143
Additions		707,951	1,204,965
Disposals/retirements		(4,254)	(52,420)
Transfer to other receivables			(87,958)
Transfers from assets under construction
Impact of foreign exchange		(133,651)	172,103
Satellites [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		3,477,872	3,424,761
Cost at ending of year		3,437,953	3,477,872
Net carrying values		299,189	458,392
Additions
Disposals/retirements			(15,900)
Transfer to other receivables
Transfers from assets under construction
Impact of foreign exchange		(39,919)	69,011
Antennas, satellite control & communication equipment [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		185,379	174,481
Cost at ending of year		190,784	185,379
Net carrying values		38,902	38,343
Additions		79	104
Disposals/retirements		(899)	(3,287)
Transfer to other receivables
Transfers from assets under construction		7,749	11,630
Impact of foreign exchange		(1,524)	2,451
Building, equipment & other [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		94,072	87,382
Cost at ending of year		99,850	94,072
Net carrying values		31,035	29,480
Additions		163	892
Disposals/retirements		(1,903)	(1,864)
Transfer to other receivables
Transfers from assets under construction		7,997	7,096
Impact of foreign exchange		(479)	566
Right-of-use assets [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year	[1]	45,731	45,353
Cost at ending of year	[1]	52,821	45,731
Net carrying values	[1]	36,136	31,174
Additions	[1]	9,372	2,246
Disposals/retirements	[1]	(1,452)	(2,972)
Transfer to other receivables	[1]
Transfers from assets under construction	[1]
Impact of foreign exchange	[1]	(830)	1,104
Assets under construction [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		1,719,754	554,141
Cost at ending of year		2,311,446	1,719,754
Net carrying values		2,311,446	1,719,754
Additions		698,337	1,201,723
Disposals/retirements			(28,397)
Transfer to other receivables			(87,958)
Transfers from assets under construction		(15,746)	(18,726)
Impact of foreign exchange		(90,899)	98,971
Accumulated depreciation and impairment [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(3,245,665)	(3,025,820)
Cost at ending of year		(3,376,146)	(3,245,665)
Depreciation		(104,714)	(127,274)
Impairment		(55,910)	(75,969)
Disposals/retirements		3,299	22,519
Impact of foreign exchange		26,844	(39,121)
Accumulated depreciation and impairment [Member] | Satellites [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(3,019,480)	(2,809,559)
Cost at ending of year		(3,138,764)	(3,019,480)
Depreciation		(88,526)	(112,741)
Impairment		(55,910)	(75,969)
Disposals/retirements			15,900
Impact of foreign exchange		25,152	(37,111)
Accumulated depreciation and impairment [Member] | Antennas, satellite control & communication equipment [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(147,036)	(141,384)
Cost at ending of year		(151,882)	(147,036)
Depreciation		(6,428)	(7,097)
Impairment
Disposals/retirements		723	2,741
Impact of foreign exchange		859	(1,296)
Accumulated depreciation and impairment [Member] | Building, equipment & other [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year		(64,592)	(61,534)
Cost at ending of year		(68,815)	(64,592)
Depreciation		(5,852)	(4,238)
Impairment
Disposals/retirements		1,339	1,528
Impact of foreign exchange		290	(348)
Accumulated depreciation and impairment [Member] | Right-of-use assets [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year	[1]	(14,557)	(13,343)
Cost at ending of year	[1]	(16,685)	(14,557)
Depreciation	[1]	(3,908)	(3,198)
Impairment	[1]
Disposals/retirements	[1]	1,237	2,350
Impact of foreign exchange	[1]	543	(366)
Accumulated depreciation and impairment [Member] | Assets under construction [Member]
Schedule of Satellites, Property and Other Equipment [Line Items]
Cost at beginning of year
Cost at ending of year
Depreciation
Impairment
Disposals/retirements
Impact of foreign exchange

[1]	Right-of-use assets consisted primarily of property leases.